FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement [Abstract]
Disclosure of detailed information about financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis [Text Block]
The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2018		As at December 31, 2017
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		103.7		216.2
Trade and other receivables	Financial assets at amortized cost		36.6		29.0
Provisionally priced contracts	Financial instruments at FVTPL	2	(1.6)	2	4.2
Gold and copper swap contracts	Financial instruments at FVTPL	2	0.9	2	(6.1)
Copper price option contracts	Financial Instruments at FVTPL	2	0.7	2	-
Proceeds due from income tax refunds at Mesquite (2)	Financial Instruments at FVTPL	3	8.5	3	-
Investments	Financial instruments at FVTPL	1	0.8	1	1.0
FINANCIAL LIABILITIES
Trade and other payables (1)	Financial liabilities at amortized cost		101.3		146.0
Long-term debt	Financial liabilities at amortized cost		780.5		1,007.7
Gold stream obligation	Financial instruments at FVTPL	3	182.4	3	273.5
Performance share units	Financial instruments at FVTPL	3	0.2	3	1.8
Restricted share units	Financial instruments at FVTPL	1	0.3	1	0.8
Copper price option contracts	Financial instruments at FVTPL	2	-	2	4.1
Gold price option contracts	Financial instruments at FVTPL	2	4.8	2	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligations and the short-term portion of the gold stream obligation.
2.	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.

Disclosure of detailed information about carrying values and fair values of financial instruments [Text Block]
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2018			As at December 31, 2017
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	103.7	103.7	216.2	216.2
Trade and other receivables	36.6	36.6	29.0	29.0
Provisionally priced contracts	(1.6)	(1.6)	4.2	4.2
Gold and copper swap contracts	0.9	0.9	(6.1)	(6.1)
Investments	0.8	0.8	1.0	1.0
Copper price option contracts	0.7	0.7	-	-
Proceeds due from income tax refunds at Mesquite (2)	8.5	8.5	-	-
FINANCIAL LIABILITIES
Trade and other payables (1)	101.3	101.3	146.0	146.0
Long-term debt	780.5	652.9	1,007.7	1,064.3
Gold stream obligation	182.4	182.4	273.5	273.5
Performance share units	0.2	0.2	1.8	1.8
Restricted share units	0.3	0.3	0.8	0.8
Copper price option contracts	-	-	4.1	4.1
Gold price option contracts	4.8	4.8	-	-
1.	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation.
2.	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.